FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	June 30, 2026	December 31, 2025
	USD	USD
Financial assets
At amortized cost	3,211,029	5,476,025

Financial liabilities
At amortized cost	(6,326,897)	(9,548,383)

SCHEDULE OF REMAINING CONTRACTUAL MATURITY FOR NON-DERIVATIVE FINANCIAL LIABILITIES

	On demand or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

June 30, 2026
Trade payables	1,113,658	-	-	1,113,658
Other payables	648,926	-	-	648,926
Bank borrowings	3,527,965	-	-	3,527,965
Other borrowings	412,698	77,152	-	489,850
Amounts due to an ultimate beneficial shareholder	473,260	-	-	473,260
Lease liabilities	34,644	32,571	8,566	75,781
Total	6,211,151	109,723	8,566	6,329,440

SCHEDULE OF DEBT TO EQUITY RATIO
	June 30, 2026	December 31, 2025
	USD	USD

Total debts	6,679,453	10,607,521
Total equity attributable to owners of the Company	1,832,609	3,770,851

Debt-to-equity %	364	281

SCHEDULE OF CONCENTRATIONS

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the period ended June 30, 2026
	USD	%

Amount of the Group’s revenue:	2,962,356	100.0
Customer A	729,568	24.6
Customer B	619,896	20.9
Customer C	371,780	12.6

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	For the period ended June 30, 2026
	USD	%

Amount of the Group’s accounts receivable:	2,106,330	100.0
Customer A	1,790,701	85.0